Important Notice Regarding Change in Investment Policy




                    Dow Jones(SM) Islamic Index Fund, Class K
                     A series of Allied Asset Advisors Funds


                                                                   July 31, 2003
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                     and Statement of Additional Information
                           Each dated October 1, 2002


     On October 1, 2003, the Dow Jones(SM) Islamic Index Fund (the "Fund") will be renamed the "Dow Jones(SM) Islamic Fund," and its current investment policy of investing all of its net assets in securities included in the Dow Jones Islamic Market USA Index(SM) will be revised as follows: Under normal circumstances, to achieve its investment objective, the Fund will invest at least 80% of its net assets in securities included in the Dow Jones Islamic Market Indexes(SM) and up to 20% in securities chosen by Allied Asset Advisors, Inc. (the "Advisor") that meet Islamic investment principles. The Fund will seek an investment objective of growth of capital.

     The Fund's Advisor believes that this change will enable the Fund to take advantage of future opportunities in the market while staying true to Islamic principles. The Fund's Board of Trustees determined on June 18, 2003 that this new strategy to actively manage the Fund is in the best interests of shareholders of the Fund.


    Please retain this Supplement with your Prospectus for future reference.








             Important Notice Regarding Change in Investment Policy



                    Dow Jones(SM) Islamic Index Fund, Class K
                     A series of Allied Asset Advisors Funds


                                                                   July 31, 2003
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                     and Statement of Additional Information
                           Each dated October 1, 2002


     On October 1, 2003, the Dow Jones(SM) Islamic Index Fund (the "Fund") will be renamed the "Dow Jones(SM) Islamic Fund," and its current investment policy of investing all of its net assets in securities included in the Dow Jones Islamic Market USA Index(SM) will be revised as follows: Under normal circumstances, to achieve its investment objective, the Fund will invest at least 80% of its net assets in securities included in the Dow Jones Islamic Market Indexes(SM) and up to 20% in securities chosen by Allied Asset Advisors, Inc. (the "Advisor") that meet Islamic investment principles. The Fund will seek an investment objective of growth of capital.

     The Fund's Advisor believes that this change will enable the Fund to take advantage of future opportunities in the market while staying true to Islamic principles. The Fund's Board of Trustees determined on June 18, 2003 that this new strategy to actively manage the Fund is in the best interests of shareholders of the Fund.


    Please retain this Supplement with your Prospectus for future reference.